Acquisition of Qianhai Baiyu	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITION OF QIANHAI BAIYU
4.	ACQUISITION OF QIANHAI BAIYU

As of December 31, 2019, Qianhai Baiyu was identified as a related party of the Company, as Qianhai Biayu was controlled by Mr. Zhiping Chen, the legal representative of Huamucheng before March 31, 2020. On March 31, 2020, Mr. Zhiping Cheng transferred its equity interest in Qianhai Baiyu to Shenzhen Xinsuniao, and Qianhai Baiyu became a third party to the Company.

On October 26, 2020, the Company, through Huamucheng, entered into certain share purchase agreements (the “SPA”) with Shenzhen Xinsuniao, to acquire 100% equity interest of Qianhai Baiyu, which is primarily engaged in sales of commodity products and provision of supply chain management services in the PRC.

On the same date, the Company closed acquisition of Qianhai Baiyu for an aggregated cash consideration of RMB670 million (approximately $102.6 million), of which 85% was paid before December 25, 2020 and the remaining 15% or $15.4 million, which was recorded in the account of “acquisition payable”, will be paid in installments on or before December 25, 2021.

The transaction was accounted for as a business combination using the purchase method of accounting in accordance with ASC 805-10-20. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the fair value of the assets acquired and liabilities assumed as of the acquisition date.

The following table presents the purchase price allocation to assets acquired and liabilities assumed for Qianhai Baiyu as of the acquisition date:

As of October 26, 2020
Cash and cash equivalents	$287,129
Inventories	406,503
Prepayments	27,917,158
Other current assets	374,300
Intangible assets (customer relationship)	20,117,564
Bank borrowings	(1,653,247)
Advances from customers	(2,302,998)
Taxes payable	(4,173,333)
Other current liabilities	(2,703,477)
Deferred tax liabilities	(5,029,391)
Goodwill	69,322,325
Total purchase consideration	$102,562,533

The intangible assets mainly include customer relationship of $20.1 million, with definite lives of 6.2 years. Amortization expenses of $514,618 related to the customers relationship was recorded for the year ended December 31, 2020. Estimated amortization expense related to the intangible assets for each of the years subsequent to December 31, 2020 is as follows:

For the year ended December 31	Amortization expenses
2021	$3,262,308
2022	3,262,308
2023	3,262,308
2024	3,262,308
2025 and thereafter	6,524,614
$19,573,846

The goodwill of $69.3 million arising from the acquisition consists largely of the synergies and economics of scales expected from combining the commodity trading business of both Huamucheng and Qianhai Baiyu. The goodwill from the acquisition represents future economic benefits that we expect to achieve as a result of the acquisition. The goodwill is not expected to be deductible for tax purposes for the acquisition. Goodwill will not be amortized but instead will be tested for impairment at least annually and more frequent if certain indicators of impairment are present. As of December 31, 2020, the Company did not note indicators of impairment and did not record an impairment against goodwill.

Deferred tax liabilities arose from the temporary difference of intangible assets acquired from the acquisition.

The amounts of revenue and net loss of Qianhai Baiyu included in the Company’s consolidated statement of operations from the acquisition date to December 31, 2020 are as follows:

From acquisition date to December 31, 2020
Net revenue	$13,859,161

Net income	$720,871

The following table presents the Company’s unaudited pro forma results for the years ended December 31, 2020 and 2019, respectively, as if the Qianhai Baiyu was acquired on January 1, 2019. The unaudited pro forma financial information presented includes the effects of adjustments related to the amortization of acquired intangible assets, and excludes other non-recurring transaction costs directly associated with the acquisition such as legal and other professional service fees. Statutory rates were used to calculate income taxes.

	For the years ended December 31,
	2020		2019
Pro forma revenue	$93,249,822		$22,115,560
Pro forma net income (loss)	$2,515,744	(1)(2)	(3,412,879	)(1)(2)
Pro forma net income (loss) attributable to TD Holdings, Inc.	$2,515,744	(1)(2)	(3,404,307	)(1)(2)
Pro forma income (loss) per share - basic and diluted	$0.05		$(0.48)
Weighted average shares - basic and diluted	51,273,048		7,122,560

(1)	Includes intangibles asset amortization expense of $2,265,491 and $3,262,308 for the years ended December 31, 2020 and 2019, respectively.

(2)	Includes deferred tax benefits relating to the intangible asset amortization of $566,373 and $815,577 for the years ended December 31, 2020 and 2019, respectively.